Reportable Segments	12 Months Ended
Dec. 31, 2011
Reportable Segments [Abstract]
Reportable Segments
15.  Reportable Segments

We divide our operations into the following reportable business segments.  These segments and their principal source of revenues are as follows:

▪	Products Pipelines—KMP— the transportation and terminaling of refined petroleum products, including gasoline, diesel fuel, jet fuel and natural gas liquids;

▪	Natural Gas Pipelines—KMP—the sale, transport, processing, treating, storage and gathering of natural gas;

▪
CO2—KMP—the production and sale of crude oil from fields in the Permian Basin of West Texas and the transportation and marketing of carbon dioxide used as a flooding medium for recovering crude oil from mature oil fields;

▪	Terminals—KMP—the transloading and storing of refined petroleum products and dry and liquid bulk products, including coal, petroleum coke, cement, alumina, salt and other bulk chemicals;

▪
Kinder Morgan Canada—KMP—the transportation of crude oil and refined products from Alberta, Canada to marketing terminals and refineries in British Columbia, the state of Washington and the Rocky Mountains and Central regions of the United States; and

▪
NGPL PipeCo LLC— consists of our 20% interest in NGPL PipeCo LLC, the owner of Natural Gas Pipeline Company of America and certain affiliates, collectively referred to as Natural Gas Pipeline Company of America or NGPL, a major interstate natural gas pipeline and storage system, which we operate.

In addition, during the historical periods presented prior to 2011 in this report, we had a business segment referred to as Power, which consisted of our ownership of natural gas-fired electric generation facilities.  On October 22, 2010, we sold our facility located in Michigan, referred to as Triton Power, for approximately $15.0 million in cash, and as a result, we no longer report Power as a business segment (See Note 3).

We evaluate performance principally based on each segment’s earnings before depreciation, depletion and amortization expenses (including amortization of excess cost of equity investments), which excludes general and administrative expenses, third-party debt costs and interest expense, unallocable interest income, and unallocable income tax expense.  Our reportable segments are strategic business units that offer different products and services, and they are structured based on how our chief operating decision maker organizes their operations for optimal performance and resource allocation.  Each segment is managed separately because each segment involves different products and marketing strategies.

Because KMP’s partnership agreement requires it to distribute 100% of its available cash to its partners on a quarterly basis (KMP’s available cash consists primarily of all of its cash receipts, less cash disbursements and changes in reserves), we consider each period’s earnings before all non-cash depreciation, depletion and amortization expenses to be an important measure of business segment performance for our segments that are also segments of KMP.  We account for intersegment sales at market prices, while we account for asset transfers at either market value or, in some instances, book value.

During 2011, 2010 and 2009, we did not have revenues from any single customer that exceeded 10% of our consolidated revenues.

Financial information by segment follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Revenues
Products Pipelines—KMP
Revenues from external customers	$914.0	$883.0	$826.6
Natural Gas Pipelines—KMP
Revenues from external customers	4,265.1	4,416.5	3,806.9
CO2—KMP
Revenues from external customers	1,433.7	1,298.4	1,131.3
Terminals—KMP
Revenues from external customers	1,313.5	1,264.0	1,108.1
Intersegment revenues	1.1	1.1	0.9
Kinder Morgan Canada—KMP
Revenues from external customers	302.4	268.5	226.1
Power(a)
Revenues from external customers	-	9.4	40.4
Other
NGPL PipeCo LLC fee revenue(b)	35.1	47.2	45.8
Other revenues	1.1	3.6	-
Total segment revenues	8,266.0	8,191.7	7,186.1
Less: Total intersegment revenues	(1.1)	(1.1)	(0.9)
Total consolidated revenues	$8,264.9	$8,190.6	$7,185.2

	Year Ended December 31,
	2011	2010	2009
Operating expenses(c)
Products Pipelines—KMP	$499.7	$414.6	$269.5
Natural Gas Pipelines—KMP	3,551.6	3,756.8	3,192.7
CO2—KMP	342.5	308.1	271.1
Terminals—KMP	634.0	629.2	536.8
Kinder Morgan Canada—KMP	97.7	91.6	72.5
Power(a)	-	5.3	23.6
Other	1.4	2.1	0.1
Total segment operating expenses	5,126.9	5,207.7	4,366.3
Less: Total intersegment operating expenses	(1.1)	(1.1)	(0.9)
Total consolidated operating expenses	$5,125.8	$5,206.6	$4,365.4

	Year Ended December 31,
	2011	2010	2009
Other expense (income)
Products Pipelines—KMP	$(8.2)	$11.8	$1.1
Natural Gas Pipelines—KMP	1.4	0.9	(6.6)
Terminals—KMP	1.5	(3.3)	(25.0)
Other	(1.2)	(16.0)	(0.1)
Total consolidated other expense (income)	$(6.5)	$(6.6)	$(30.6)

	Year Ended December 31,
	2011	2010	2009
Depreciation, depletion and amortization
Products Pipelines—KMP	$131.1	$127.0	$121.3
Natural Gas Pipelines—KMP	187.4	150.3	120.5
CO2—KMP	491.7	542.9	620.6
Terminals—KMP	225.8	215.5	169.1
Kinder Morgan Canada—KMP	55.7	42.9	38.5
Other	0.2	0.2	0.2
Total consolidated depreciation, depletion and amortization	$1,091.9	$1,078.8	$1,070.2

	Year Ended December 31,
	2011	2010	2009
Earnings (loss) from equity investments
Products Pipelines—KMP	$33.9	$22.8	$18.7
Natural Gas Pipelines—KMP	227.2	169.1	141.8
CO2—KMP	24.1	22.5	22.3
Terminals—KMP	11.2	1.7	0.7
Kinder Morgan Canada—KMP	(2.0)	(3.3)	(4.1)
NGPL PipeCo LLC(d)	18.7	(399.0)	42.5
Total consolidated equity earnings (loss)	$313.1	$(186.2)	$221.9

	Year Ended December 31,
	2011	2010	2009
Amortization of excess cost of equity investments
Products Pipelines—KMP	$3.7	$3.4	$3.4
Natural Gas Pipelines—KMP	1.0	0.4	0.4
CO2—KMP	2.0	2.0	2.0
Total consolidated amortization of excess cost of equity investments	$6.7	$5.8	$5.8

	Year Ended December 31,
	2011	2010	2009
Interest income
Products Pipelines—KMP	$3.1	$4.0	$4.1
Natural Gas Pipelines—KMP	2.2	2.3	6.2
CO2—KMP	0.8	2.0	-
Terminals—KMP	0.1	-	-
Kinder Morgan Canada—KMP	13.8	13.2	12.0
Total segment interest income	20.0	21.5	22.3
Unallocated interest income	3.0	1.9	3.4
Total consolidated interest income	$23.0	$23.4	$25.7

	Year Ended December 31,
	2011	2010	2009
Other, net-income (expense)
Products Pipelines—KMP	$5.1	$12.4	$8.3
Natural Gas Pipelines—KMP(e)	(164.6)	2.0	25.6
CO2—KMP	4.4	2.5	-
Terminals—KMP	5.4	4.7	3.7
Kinder Morgan Canada—KMP	-	2.6	11.9
Other	(0.1)	(0.1)	-
Total consolidated other, net-income (expense)	$(149.8)	$24.1	$49.5

	Year Ended December 31,
	2011	2010	2009
Income tax benefit (expense)
Products Pipelines—KMP	$(3.3)	$1.1	$(3.1)
Natural Gas Pipelines—KMP	(4.1)	(3.3)	(5.7)
CO2—KMP	(4.4)	0.9	(4.0)
Terminals—KMP	6.3	(5.3)	(5.2)
Kinder Morgan Canada—KMP	(14.9)	(7.8)	(18.9)
Total segment income tax expense	(20.4)	(14.4)	(36.9)
Unallocated income tax expense	(342.4)	(153.2)	(289.7)
Total consolidated income tax expense	$(362.8)	$(167.6)	$(326.6)

	Year Ended December 31,
	2011	2010	2009
Segment earnings (loss) before depreciation, depletion, amortization and amortization of excess cost of equity investments(f)
Products Pipelines—KMP	$461.3	$496.9	$584.0
Natural Gas Pipelines—KMP	772.8	828.9	788.7
CO2—KMP	1,116.1	1,018.2	878.5
Terminals—KMP	702.1	640.3	596.4
Kinder Morgan Canada—KMP	201.6	181.6	154.5
NGPL PipeCo LLC(d)	18.7	(399.0)	42.5
Power(a)	-	4.1	4.8
Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments	3,272.6	2,771.0	3,049.4
Total segment depreciation, depletion and amortization	(1,091.9)	(1,078.8)	(1,070.2)
Total segment amortization of excess cost of equity investments	(6.7)	(5.8)	(5.8)
NGPL PipeCo LLC fee revenue	35.1	47.2	45.8
Other revenues	1.1	3.6	-
General and administrative expenses	(515.0)	(631.1)	(373.0)
Unallocable interest and other, net(g)	(700.6)	(652.6)	(583.7)
Unallocable income tax expense	(342.4)	(153.2)	(289.7)
Income from continuing operations	$652.2	$300.3	$772.8

	Year Ended December 31,
	2011	2010	2009
Capital expenditures(h)
Products Pipelines—KMP	$253.8	$144.2	$199.8
Natural Gas Pipelines—KMP	152.8	135.4	372.0
CO2—KMP	432.5	372.8	341.8
Terminals—KMP	332.7	326.3	378.2
Kinder Morgan Canada—KMP	27.7	22.2	32.0
Other	0.6	1.6	0.5
Total consolidated capital expenditures	$1,200.1	$1,002.5	$1,324.3

	2011	2010
Investments at December 31
Products Pipelines—KMP	$354.0	$354.9
Natural Gas Pipelines—KMP	2,887.0	3,563.3
CO2—KMP	10.4	9.9
Terminals—KMP	164.0	27.4
Kinder Morgan Canada—KMP	66.3	69.8
NGPL PipeCo LLC	262.7	265.6
Total segment investments	3,744.4	4,290.9
Other	-	0.2
Total consolidated investments	$3,744.4	$4,291.1

	2011	2010
Assets at December 31
Products Pipelines—KMP	$5,744.8	$5,650.9
Natural Gas Pipelines—KMP	12,095.8	10,960.0
CO2—KMP	4,015.1	4,057.2
Terminals—KMP	5,272.7	5,009.3
Kinder Morgan Canada—KMP	1,826.7	1,870.0
NGPL PipeCo LLC	262.7	265.6
Total segment assets	29,217.8	27,813.0
Other(i)	1,499.2	1,095.1
Total consolidated assets	$30,717.0	$28,908.1
____________

(a)	As noted preceding, Triton Power was sold for approximately $15.0 million on October 22, 2010.
(b)	Effective January 1, 2011, this became a reimbursement of general and administrative costs; see Notes 11 and 16.
(c)	Includes natural gas purchases and other costs of sales, operations and maintenance expenses, fuel and power expenses and taxes, other than income taxes.
(d)	2010 amount includes an impairment charge of $430.0 million to reduce the carrying value of our investment in NGPL PipeCo LLC (see Note 6).
(e)	2011 amount includes a $167.2 million loss from the remeasurement of KMP’s previously held 50% equity interest in KinderHawk Field Services LLC to fair value (discussed further in Note 3).
(f)	Includes revenues, earnings from equity investments, allocable interest income, and other, net, less operating expenses, allocable income taxes, and other expense (income).
(g)	Includes (i) interest expense and (ii) miscellaneous other income and expenses not allocated to business segments.
(h)
Sustaining capital expenditures, including KMP’s share of the sustaining capital expenditures of the following seven joint ventures: Rockies Express Pipeline LLC, Midcontinent Express Pipeline LLC, Fayetteville Express Pipeline LLC, Cypress Interstate Pipeline LLC, EagleHawk Field Services LLC, for 2011 only, Red Cedar Gathering Company, and until July 1, 2011, KinderHawk Field Services LLC totaled $212.7 million in 2011, $180.8 million in 2010 and $172.7 million in 2009.  Sustaining capital expenditures are defined as capital expenditures which do not increase the capacity of an asset.

(i)
Includes cash and cash equivalents, margin and restricted deposits, unallocable interest receivable, prepaid assets and deferred charges, and risk management assets related to the fair value of interest rate swaps.

We do not attribute interest and debt expense to any of our reportable business segments.  For each of the years ended December 31, 2011, 2010 and 2009, we reported total consolidated interest expense of $703.3 million, $668.3 million and $599.1 million, respectively.

Following is geographic information regarding the revenues and long-lived assets of our business segments (in millions):

	Year Ended December 31,
	2011	2010	2009
Revenues from external customers
United States	$7,834.9	$7,814.6	$6,862.3
Canada	411.5	356.5	301.9
Mexico and other(a)	18.5	19.5	21.0
Total consolidated revenues from external customers	$8,264.9	$8,190.6	$7,185.2

	2011	2010	2009
Long-lived assets at December 31(b)
United States	$20,848.4	$19,926.5	$19,263.5
Canada	1,863.2	1,928.7	1,834.3
Mexico and other(a)	83.9	95.9	98.8
Total consolidated long-lived assets	$22,795.5	$21,951.1	$21,196.6
__________

(a)	Includes operations in Mexico and until August 31, 2011, the Netherlands.
(b)	Long-lived assets exclude (i) goodwill and (ii) other intangibles, net.